Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Vasta Platform Ltd
Entity Central Index Key	0001792829
Current Fiscal Year End Date	--12-31
Entity File Number	001-39415
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Av. Paulista, 901, 5th Floor
Entity Address, Address Line Two	Bela Vista
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01310-100
Entity Address, Country	BR
Title of 12(b) Security	Class A common shares, par value US$0.00005 per share
Trading Symbol	VSTA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	KPMG Auditores Independentes Ltda
Auditor Firm ID	1124
Auditor Location	São Paulo - Brazil
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Bruno Giardino Roschel de Araujo
Entity Address, Address Line One	Av. Paulista, 901, 5th Floor
Entity Address, Address Line Two	Bela Vista
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01310-100
Entity Address, Country	BR
City Area Code	+55 11
Local Phone Number	3133-7311
Class A common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,957,758
Class B common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	64,436,093